UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              June 30, 2002
                                               -------------------------------

Check here if Amendment  [X]; Amendment Number:   One
                                               ---------------
   This Amendment  (Check only one.):       [X]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ------------------------------------------------------------
                       One Pacific Place, Suite 600
                  ------------------------------------------------------------
                       1125 South 103 Street
                  ------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ------------------------------------------------------------
Title:                 President
                  ------------------------------------------------------------
Phone:                 402-391-1980
                  ------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz          Omaha, Nebraska               August 15, 2002
--------------------------    ---------------------------    -----------------
  Signature                     City, State                   Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               ------------------------------

Form 13F Information Table Entry Total:            69
                                               ------------------------------

Form 13F Information Table Value Total:        $5,804,396
                                               ------------------------------
                                                               (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                         6/30/2002
13F FILE NO. 28-3062
                                                   FORM 13F INFORMATION TABLE

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COLUMN 1                         COLUMN 2            COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8
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                                                                   VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER        VOTING
NAME OF ISSUER                   TITLE                CUSIP       (x$1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                 OF CLASS
LORAL SPACE & COMMUNICATIONS     COM                 G56462107      2,512     2,536,900 SH       Sole          N/A             Sole
AT&T CORP                        COM                 001957109    117,940    11,022,400 SH       Sole          N/A             Sole
AT&T WIRELESS SVCS INC           COM                 00209A106     25,264     4,318,619 SH       Sole          N/A             Sole
ALLTEL CORP                      COM                 020039103    176,659     3,758,700 SH       Sole          N/A            Shared
AMERICAN EXPRESS CO              COM                 025816109      7,264       200,000 SH       Sole          N/A             Sole
AMERICREDIT CORP                 COM                 03060R101     14,210       506,600 SH       Sole          N/A             Sole
ARCHSTONE SMITH TR               COM                 039583109     86,113     3,225,205 SH       Sole          N/A            Shared
AVALONBAY CMNTYS INC             COM                 053484101     17,391       372,400 SH       Sole          N/A             Sole
BERKSHIRE HATHAWAY INC DEL       CL A                084670108    167,000         2,500 SH       Sole          N/A            Shared
BERKSHIRE HATHAWAY INC DEL       CL B                084670207    237,061       106,115 SH       Sole          N/A             Sole
BIG LOTS INC                     COM                 089302103      7,437       377,900 SH       Sole          N/A             Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT      139733109     31,018     1,300,000 SH       Sole          N/A             Sole
CAPITAL ONE FINL CORP            COM                 14040H105     24,463       400,700 SH       Sole          N/A             Sole
CATELLUS DEV CORP                COM                 149111106    128,436     6,289,700 SH       Sole          N/A             Sole
CENTENNIAL COMMUNCTNS CORP N     CL A NEW            15133V208      7,478     3,064,827 SH       Sole          N/A             Sole
CHARTER COMMUNICATIONS INC D     CL A                16117M107    162,634    39,861,209 SH       Sole          N/A            Shared
CITIZENS COMMUNICATIONS CO       COM                 17453B101    228,554    27,339,000 SH       Sole          N/A            Shared
COMCAST CORP                     CL A SPL            200300200    179,944     7,548,000 SH       Sole          N/A            Shared
CORECOMM LTD NEW                 COM                 21869Q108         27       677,375 SH       Sole          N/A             Sole
COSTAR GROUP INC                 COM                 22160N109      1,612        78,500 SH       Sole          N/A             Sole
COUNTRYWIDE CR INDS INC DEL      COM                 222372104    199,654     4,137,900 SH       Sole          N/A             Sole
D R HORTON INC                   COM                 23331A109      6,508       250,000 SH       Sole          N/A             Sole
DAILY JOURNAL CORP               COM                 233912104      2,985       114,800 SH       Sole          N/A             Sole
EQUITY OFFICE PROPERTIES TRU     COM                 294741103      2,107        70,000 SH       Sole          N/A            Shared
EXTENDED STAY AMER INC           COM                 30224P101     44,063     2,716,600 SH       Sole          N/A             Sole
FEDERAL HOME LN MTG CORP         COM                 313400301      4,743        77,500 SH       Sole          N/A             Sole
FEDERAL NATL MTG ASSN            COM                 313586109      7,478       101,400 SH       Sole          N/A             Sole
FOREST CITY ENTERPRISES INC      CL A                345550107     41,273     1,187,700 SH       Sole          N/A             Sole
GABELLI GLOBAL MULTIMEDIA TR     COM                 36239Q109      1,282       183,118 SH       Sole          N/A             Sole
GOLDEN ST BANCORP INC            COM                 381197102    265,481     7,323,600 SH       Sole          N/A            Shared
GREENPOINT FINL CORP             COM                 395384100    174,511     3,554,200 SH       Sole          N/A             Sole
HANOVER CAP MTG HLDGS INC        COM                 410761100      6,348       776,000 SH       Sole          N/A             Sole
HARRAHS ENTMT INC                COM                 413619107      8,870       200,000 SH       Sole          N/A             Sole
HILTON HOTELS CORP               COM                 432848109    240,991    17,337,500 SH       Sole          N/A            Shared
HOST MARRIOTT CORP NEW           COM                 44107P104    305,187    27,007,700 SH       Sole          N/A            Shared
INSIGHT COMMUNICATIONS INC       CL A                45768V108     91,809     7,826,845 SH       Sole          N/A            Shared
INSURANCE AUTO AUCTIONS INC      COM                 457875102     22,587     1,158,300 SH       Sole          N/A             Sole
INTELLIGENT SYS CORP NEW         COM                 45816D100      1,470       515,866 SH       Sole          N/A             Sole
LABOR READY INC                  COM NEW             505401208     16,386     2,801,000 SH       Sole          N/A             Sole
LEVEL 3 COMMUNICATIONS INC       COM                 52729N100      7,491     2,539,290 SH       Sole          N/A             Sole
LIBERTY MEDIA CORP NEW           COM SER A           530718105    472,719    47,271,880 SH       Sole          N/A            Shared
LINCARE HLDGS INC                COM                 532791100     14,445       447,200 SH       Sole          N/A             Sole
LYNCH CORP                       COM                 551137102        690        55,000 SH       Sole          N/A             Sole
LYNCH INTERACTIVE CORP           COM                 551146103      3,142       103,000 SH       Sole          N/A             Sole
MAIL-WELL INC                    COM                 560321200     63,046    12,124,300 SH       Sole          N/A            Shared
NORTH FORK BANCORPORATION NY     COM                 659424105     17,946       450,800 SH       Sole          N/A             Sole
NOVASTAR FINL INC                COM                 669947400     90,132     2,521,162 SH       Sole          N/A             Sole
ORBITAL SCIENCES CORP            COM                 685564106      4,878       612,100 SH       Sole          N/A             Sole
ORBITAL SCIENCES CORP            *W EXP 08/31/200    685564130        922       212,055 SH       Sole          N/A             Sole
PMI GROUP INC                    COM                 69344M101         23           600 SH       Sole          N/A             Sole
PARK PL ENTMT CORP               COM                 700690100    351,587    34,301,200 SH       Sole          N/A            Shared
QUANEX CORP                      COM                 747620102      5,790       132,500 SH       Sole          N/A             Sole
QWEST COMMUNICATIONS INTL IN     COM                 749121109    136,247    48,659,700 SH       Sole          N/A            Shared
REDWOOD TR INC                   COM                 758075402     90,913     2,886,116 SH       Sole          N/A             Sole
REDWOOD TR INC                   PFD CV B%9.74       758075600      3,796       114,600 PRN      Sole          N/A             Sole
RURAL CELLULAR CORP              CL A                781904107        373       358,900 SH       Sole          N/A             Sole
SAFEWAY INC                      COM NEW             786514208    202,438     6,935,200 SH       Sole          N/A             Sole
SIX FLAGS INC                    COM                 83001P109    163,226    11,295,900 SH       Sole          N/A            Shared
SPRINT CORP                      COM FON GROUP       852061100     31,724     2,990,000 SH       Sole          N/A            Shared
TELEPHONE & DATA SYS INC         COM                 879433100    164,163     2,711,200 SH       Sole          N/A            Shared
US BANCORP DEL                   COM NEW             902973304    179,685     7,695,291 SH       Sole          N/A            Shared
UNITED STATES CELLULAR CORP      COM                 911684108      3,797       149,200 SH       Sole          N/A             Sole
VALASSIS COMMUNICATIONS INC      COM                 918866104     38,424     1,052,700 SH       Sole          N/A             Sole
VORNADO RLTY TR                  SH BEN INT          929042109     65,368     1,414,900 SH       Sole          N/A             Sole
WASHINGTON MUT INC               COM                 939322103    340,929     9,186,981 SH       Sole          N/A             Sole
WASHINGTON POST CO               CL B                939640108    166,225       305,000 SH       Sole          N/A             Sole
WELLS FARGO & CO NEW             COM                 949746101      8,018       160,160 SH       Sole          N/A             Sole
WESTERN RESOURCES INC            COM                 959425109    100,974     6,578,100 SH       Sole          N/A             Sole
WESTERN WIRELESS CORP            CL A                95988E204      8,535     2,667,300 SH       Sole          N/A             Sole
                                                              -------------------------
                               69                               5,804,396   396,259,014
